Disposal Group Held for Sale - assets and liabilities were presented as a disposal group held for sale (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disposal Group Held for Sale
Cobalt Camp assets	$ 187,524	$ 167,611
Canadian Cobalt Camp
Disposal Group Held for Sale
Cobalt Camp assets	1,338
Asset Retirement Obligation	(338)
Net Balance, at end the year	1,000
Cumulative income or expenses included in OCI relating to the disposal group	$ 0